Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating lease commitments
Rental expenses	$ 21,757,001	$ 15,475,718	$ 10,765,209
Future minimum lease payments under non-cancelable operating lease agreements
2012	17,836,153
2013	14,186,034
2014	7,491,337
2015	1,639,889
2016	418,779
Thereafter	8,106,509
Total	$ 49,678,701
Minimum
Operating lease commitments
Remaining lease terms (in months)	6
Maximum
Operating lease commitments
Remaining lease terms (in months)	240